UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22350

Investment Company Act File Number

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Global Opportunities Portfolio

July 31, 2017

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 22.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 267, (Interest Only), Class S5, 4.774%, 8/15/42(1)(2)	$17,453,312	$3,339,246
Series 2182, Class ZC, 7.50%, 9/15/29	197,738	230,366
Series 2631, (Interest Only), Class DS, 5.874%, 6/15/33(1)(2)	3,405,275	560,656
Series 2953, (Interest Only), Class LS, 5.474%, 12/15/34(1)(2)	2,931,238	294,751
Series 2956, (Interest Only), Class SL, 5.774%, 6/15/32(1)(2)	1,736,861	324,345
Series 3114, (Interest Only), Class TS, 5.424%, 9/15/30(1)(2)	6,327,481	871,521
Series 3153, (Interest Only), Class JI, 5.394%, 5/15/36(1)(2)	4,004,118	737,635
Series 3727, (Interest Only), Class PS, 5.474%, 11/15/38(1)(2)	3,558,372	85,260
Series 3745, (Interest Only), Class SA, 5.524%, 3/15/25(1)(2)	2,861,794	217,943
Series 3845, (Interest Only), Class ES, 5.424%, 1/15/29(1)(2)	2,082,541	87,755
Series 3919, (Interest Only), Class SL, 5.424%, 10/15/40(1)(2)	76,064	194
Series 3969, (Interest Only), Class SB, 5.424%, 2/15/30(1)(2)	2,056,887	127,840
Series 3973, (Interest Only), Class SG, 5.424%, 4/15/30(1)(2)	3,567,988	308,138
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(1)	3,700,189	659,074
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(1)	17,063,621	2,156,119
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(1)	14,112,341	1,550,890
Series 4070, (Interest Only), Class S, 4.874%, 6/15/32(1)(2)	20,705,089	3,391,798
Series 4095, (Interest Only), Class HS, 4.874%, 7/15/32(1)(2)	7,452,477	1,050,264
Series 4109, (Interest Only), Class ES, 4.924%, 12/15/41(1)(2)	91,114	17,429
Series 4109, (Interest Only), Class KS, 4.874%, 5/15/32(1)(2)	2,810,819	111,980
Series 4109, (Interest Only), Class SA, 4.974%, 9/15/32(1)(2)	7,954,865	1,462,476
Series 4149, (Interest Only), Class S, 5.024%, 1/15/33(1)(2)	6,105,928	1,059,174
Series 4163, (Interest Only), Class GS, 4.974%, 11/15/32(1)(2)	4,803,140	965,297
Series 4169, (Interest Only), Class AS, 5.024%, 2/15/33(1)(2)	7,638,928	1,302,069
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(1)	6,660,530	565,538
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(1)	11,009,591	1,072,687
Series 4189, (Interest Only), Class SQ, 4.924%, 12/15/42(1)(2)	7,964,285	1,389,574
Series 4203, (Interest Only), Class QS, 5.024%, 5/15/43(1)(2)	5,725,686	926,017
Series 4212, (Interest Only), Class SA, 4.974%, 7/15/38(1)(2)	16,635,998	1,903,819
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(1)	2,831,447	68,246
Series 4273, Class SP, 8.727%, 11/15/43(2)	538,418	671,907
Series 4323, (Interest Only), Class CI, 4.00%, 3/15/40(1)	10,458,588	1,009,501
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(1)	3,987,516	733,289
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(1)	3,927,081	547,006
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(1)	7,950,086	1,356,349
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(1)	5,055,633	631,155
Series 4381, (Interest Only), Class SK, 4.924%, 6/15/44(1)(2)	8,601,582	1,573,957
Series 4388, (Interest Only), Class MS, 4.874%, 9/15/44(1)(2)	9,934,877	1,823,342
Series 4407, Class LN, 6.461%, 12/15/43(2)	424,008	424,114
Series 4408, (Interest Only), Class IP, 3.50%, 4/15/44(1)	11,346,013	1,889,752
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	1,827,049	1,323,469
Series 4452, (Interest Only), Class SP, 4.974%, 10/15/43(1)(2)	17,075,230	2,654,347
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(3)	5,386,867	4,685,046
Series 4497, (Interest Only), Class CS, 4.974%, 9/15/44(1)(2)	25,398,191	5,576,582
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(1)	14,097,288	2,155,390

Security	Principal Amount	Value
Series 4507, (Interest Only), Class SJ, 4.954%, 9/15/45(1)(2)	$14,617,029	$3,047,158
Series 4526, (Interest Only), Class PI, 3.50%, 1/15/42(1)	9,011,958	1,079,428
Series 4528, (Interest Only), Class BS, 4.924%, 7/15/45(1)(2)	14,038,293	2,753,057
Series 4629, (Interest Only), Class QI, 3.50%, 11/15/46(1)	14,426,237	2,394,930
Series 4637, Class CU, 3.00%, 8/15/44	16,822,771	16,395,484
Series 4637, (Interest Only), Class IP, 3.50%, 4/15/44(1)	6,897,460	1,008,263
Series 4644, (Interest Only), Class TI, 3.50%, 1/15/45(1)	13,724,162	2,219,724
Series 4653, (Interest Only), Class PI, 3.50%, 7/15/44(1)	8,209,344	1,150,979
Series 4667, (Interest Only), Class PI, 3.50%, 5/15/42(1)	27,974,736	4,361,978
Series 4672, (Interest Only), Class LI, 3.50%, 1/15/43(1)	15,810,487	2,199,489
Series 4677, Class SB, 11.091%, 4/15/47(2)	3,952,088	4,321,182
Series 4703, Class TZ, 4.00%, 7/15/47	3,000,000	3,003,750

		$97,828,729

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 5.882%, 10/25/28(4)	$1,750,000	$2,002,978
Series 2017-DNA1, Class B1, 6.182%, 7/25/29(4)	11,944,000	13,339,218
Series 2017-DNA1, Class M2, 4.482%, 7/25/29(4)	13,000,000	13,850,686
Series 2017-DNA2, Class M2, 4.682%, 10/25/29(4)	23,310,000	25,148,252

		$54,341,134

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$420,329	$469,725
Series 1994-42, Class K, 6.50%, 4/25/24	265,243	290,614
Series 2004-46, (Interest Only), Class SI, 4.768%, 5/25/34(1)(2)	6,007,178	842,420
Series 2005-17, (Interest Only), Class SA, 5.468%, 3/25/35(1)(2)	2,999,623	615,626
Series 2005-71, (Interest Only), Class SA, 5.518%, 8/25/25(1)(2)	3,148,165	357,265
Series 2005-105, (Interest Only), Class S, 5.468%, 12/25/35(1)(2)	2,775,412	533,561
Series 2006-44, (Interest Only), Class IS, 5.368%, 6/25/36(1)(2)	2,389,261	438,653
Series 2006-65, (Interest Only), Class PS, 5.988%, 7/25/36(1)(2)	2,360,735	486,991
Series 2006-96, (Interest Only), Class SN, 5.968%, 10/25/36(1)(2)	3,312,878	600,335
Series 2006-104, (Interest Only), Class SD, 5.408%, 11/25/36(1)(2)	2,437,458	446,778
Series 2006-104, (Interest Only), Class SE, 5.398%, 11/25/36(1)(2)	1,624,972	309,939
Series 2007-50, (Interest Only), Class LS, 5.218%, 6/25/37(1)(2)	3,437,583	634,011
Series 2008-26, (Interest Only), Class SA, 4.968%, 4/25/38(1)(2)	4,482,292	766,001
Series 2008-61, (Interest Only), Class S, 4.868%, 7/25/38(1)(2)	7,486,412	1,303,381
Series 2009-62, Class WA, 5.571%, 8/25/39(5)	2,521,347	2,782,497
Series 2010-99, (Interest Only), Class NS, 5.368%, 3/25/39(1)(2)	4,396,480	269,938
Series 2010-124, (Interest Only), Class SJ, 4.818%, 11/25/38(1)(2)	3,681,997	322,584
Series 2010-135, (Interest Only), Class SD, 4.768%, 6/25/39(1)(2)	7,791,747	763,956
Series 2011-45, (Interest Only), Class SA, 5.418%, 1/25/29(1)(2)	4,165,057	144,532
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(1)	6,844,620	654,716
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(1)	5,127,276	491,105
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(1)	8,401,099	813,526
Series 2012-24, (Interest Only), Class S, 4.268%, 5/25/30(1)(2)	3,944,151	317,344
Series 2012-30, (Interest Only), Class SK, 5.318%, 12/25/40(1)(2)	10,894,865	1,608,243
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(1)	12,830,074	1,321,564
Series 2012-56, (Interest Only), Class SU, 5.518%, 8/25/26(1)(2)	4,728,567	263,058
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(1)	14,960,581	1,473,285
Series 2012-73, (Interest Only), Class MS, 4.818%, 5/25/39(1)(2)	13,964,884	1,277,322
Series 2012-76, (Interest Only), Class GS, 4.818%, 9/25/39(1)(2)	8,309,885	828,004
Series 2012-86, (Interest Only), Class CS, 4.868%, 4/25/39(1)(2)	5,990,046	589,969
Series 2012-94, (Interest Only), Class KS, 5.418%, 5/25/38(1)(2)	19,655,594	2,881,288
Series 2012-94, (Interest Only), Class SL, 5.468%, 5/25/38(1)(2)	14,741,696	2,182,891
Series 2012-97, (Interest Only), Class PS, 4.918%, 3/25/41(1)(2)	14,155,521	2,170,869

Security	Principal Amount	Value
Series 2012-103, (Interest Only), Class GS, 4.868%, 2/25/40(1)(2)	$15,176,855	$1,497,913
Series 2012-112, (Interest Only), Class SB, 4.918%, 9/25/40(1)(2)	11,747,012	1,748,476
Series 2012-124, (Interest Only), Class IO, 1.584%, 11/25/42(1)(5)	19,329,029	870,107
Series 2012-139, (Interest Only), Class LS, 4.923%, 12/25/42(1)(2)	9,897,660	2,169,693
Series 2012-147, (Interest Only), Class SA, 4.868%, 1/25/43(1)(2)	12,870,564	2,532,291
Series 2012-150, (Interest Only), Class PS, 4.918%, 1/25/43(1)(2)	11,538,212	2,046,480
Series 2012-150, (Interest Only), Class SK, 4.918%, 1/25/43(1)(2)	17,884,228	3,050,570
Series 2013-6, Class TA, 1.50%, 1/25/43	3,055,339	2,991,961
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(1)	30,170,609	5,197,612
Series 2013-12, (Interest Only), Class SP, 4.418%, 11/25/41(1)(2)	5,401,659	740,202
Series 2013-15, (Interest Only), Class DS, 4.968%, 3/25/33(1)(2)	13,097,695	2,464,921
Series 2013-23, (Interest Only), Class CS, 5.018%, 3/25/33(1)(2)	7,127,023	1,242,421
Series 2013-54, (Interest Only), Class HS, 5.068%, 10/25/41(1)(2)	12,755,026	1,526,347
Series 2013-64, (Interest Only), Class PS, 5.018%, 4/25/43(1)(2)	8,878,361	1,407,342
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(1)	13,980,809	2,130,492
Series 2013-75, (Interest Only), Class SC, 5.018%, 7/25/42(1)(2)	21,798,301	2,594,228
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(1)	4,713,529	576,277
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(1)	4,345,264	743,704
Series 2014-41, (Interest Only), Class SA, 4.818%, 7/25/44(1)(2)	8,319,508	1,954,985
Series 2014-43, (Interest Only), Class PS, 4.868%, 3/25/42(1)(2)	9,320,749	1,753,059
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(1)	14,124,534	2,053,259
Series 2014-64, (Interest Only), Class BI, 3.50%, 3/25/44(1)	5,378,824	685,672
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(1)	10,355,583	1,888,508
Series 2014-80, (Interest Only), Class CI, 3.50%, 12/25/44(1)	8,728,370	1,280,192
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(1)	14,190,357	2,554,334
Series 2015-6, (Interest Only), Class IM, 1.00%, 6/25/43(1)(2)	23,168,567	1,810,366
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(1)	16,734,296	2,430,180
Series 2015-17, (Interest Only), Class SA, 4.968%, 11/25/43(1)(2)	14,699,426	2,398,394
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(1)	8,667,708	1,265,129
Series 2015-31, (Interest Only), Class SG, 4.868%, 5/25/45(1)(2)	17,524,853	3,848,337
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(1)	10,091,263	1,487,584
Series 2015-47, (Interest Only), Class SG, 4.918%, 7/25/45(1)(2)	11,172,616	2,315,968
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(1)	23,755,820	3,706,694
Series 2015-93, (Interest Only), Class BS, 4.918%, 8/25/45(1)(2)	14,131,266	2,805,836
Series 2015-95, (Interest Only), Class SB, 4.768%, 1/25/46(1)(2)	19,868,236	3,926,621
Series 2016-1, (Interest Only), Class SJ, 4.918%, 2/25/46(1)(2)	28,043,820	5,607,757

		$108,555,903

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 5.482%, 1/25/29(4)	$9,000,000	$10,043,210
Series 2017-C01, Class 1B1, 6.982%, 7/25/29(4)	5,000,000	5,846,439
Series 2017-C01, Class 1M2, 4.782%, 7/25/29(4)	9,923,016	10,692,774
Series 2017-C03, Class 1M2, 4.232%, 10/25/29(4)	6,300,000	6,616,477
Series 2017-C05, Class 1B1, 4.833%, 1/25/30(4)	2,400,000	2,405,488
Series 2017-C05, Class 1M2, 3.433%, 1/25/30(4)	16,000,000	15,984,558

		$51,588,946

Government National Mortgage Association:
Series 2011-48, (Interest Only), Class SD, 5.442%, 10/20/36(1)(2)	$7,316,282	$459,605
Series 2014-68, (Interest Only), Class KI, 0.684%, 10/20/42(1)(5)	17,339,078	581,781
Series 2015-116, (Interest Only), Class AS, 4.472%, 8/20/45(1)(2)	12,975,476	1,598,833
Series 2017-96, Class ZM, 3.00%, 6/20/47	8,323,322	8,165,622
Series 2017-101, Class NS, 5.00%, 7/20/47(2)	3,190,646	3,216,857

Security	Principal Amount	Value
Series 2017-104, (Interest Only), Class SD, 4.984%, 7/20/47(1)(2)	$18,000,000	$3,843,900
Series 2017-110, Class ZJ, 3.00%, 7/20/47	15,000,000	14,756,250
Series 2017-115, Class ZA, 3.00%, 7/20/47	4,000,000	3,900,000
Series 2017-116, Class ZA, 3.00%, 7/20/47	6,169,000	6,084,176

		$42,607,024

Total Collateralized Mortgage Obligations (identified cost $377,164,654)		$354,921,736

Mortgage Pass-Throughs — 2.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.852%, with maturity at 2035(6)	$699,612	$724,203
4.398%, with maturity at 2030(6)	238,499	254,941
6.50%, with maturity at 2036	1,682,967	1,922,793
7.00%, with various maturities to 2036	2,936,223	3,392,245
7.50%, with maturity at 2035	908,439	1,063,348
8.00%, with maturity at 2026	270,906	280,994

		$7,638,524

Federal National Mortgage Association:
3.71%, with maturity at 2035(6)	$634,624	$668,246
3.794%, with maturity at 2035(6)	1,584,976	1,694,246
6.00%, with various maturities to 2032	641,239	725,722
6.50%, with various maturities to 2036	2,474,359	2,823,714
7.00%, with various maturities to 2037	4,940,161	5,731,861
7.50%, with maturity at 2035	5,003,697	5,886,020
8.50%, with maturity at 2032	298,437	360,440
9.50%, with maturity at 2028	574,407	638,817

		$18,529,066

Government National Mortgage Association:
7.00%, with various maturities to 2035(7)	$10,267,968	$12,001,346
7.50%, with maturity at 2032	922,726	1,056,106

		$13,057,452

Total Mortgage Pass-Throughs (identified cost $37,002,906)		$39,225,042

Commercial Mortgage-Backed Securities — 6.8%

Security	Principal Amount	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.443%, 12/10/54(8)	$800,000	$652,713
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D, 4.516%, 7/10/47(5)(8)	3,683,000	3,283,913

Security	Principal Amount	Value
COMM Mortgage Trust
Series 2014-CR20, Class D, 3.222%, 11/10/47(8)	$5,650,000	$4,633,789
Series 2014-CR21, Class D, 3.917%, 12/10/47(5)(8)	311,000	266,367
Series 2015-CR22, Class D, 4.123%, 3/10/48(5)(8)	10,277,500	8,623,258
Series 2015-CR24, Class D, 3.463%, 8/10/48(5)	10,000,000	7,974,957
Series 2015-CR27, Class D, 3.472%, 10/10/48(5)(8)	10,000,000	8,163,564
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.665%, 4/15/47(5)(8)	2,081,000	1,887,855
Series 2014-C21, Class D, 4.66%, 8/15/47(5)(8)	2,600,000	2,239,055
Series 2014-C22, Class D, 4.559%, 9/15/47(5)(8)	4,150,000	3,571,369
Series 2014-C23, Class D, 3.958%, 9/15/47(5)(8)	7,150,000	6,199,787
Series 2014-C25, Class D, 3.947%, 11/15/47(5)(8)	11,000,000	8,965,824
Series 2015-C29, Class D, 3.702%, 5/15/48(5)	10,000,000	7,999,435
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.37%, 8/15/46(5)(8)	5,000,000	4,334,809
Series 2014-C16, Class D, 4.756%, 6/15/47(5)(8)	4,000,000	3,658,741
Series 2015-C23, Class D, 4.135%, 7/15/50(5)(8)	5,000,000	4,335,496
Series 2016-C32, Class D, 3.396%, 12/15/49(8)	1,699,000	1,283,496
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.546%, 5/10/45(5)(8)	2,625,750	2,669,173
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.494%, 12/10/45(5)(8)	5,000,000	4,939,323
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(8)	9,590,000	7,325,215
Series 2015-C29, Class D, 4.225%, 6/15/48(5)	2,000,000	1,714,604
Series 2015-C30, Class D, 4.495%, 9/15/58(5)(8)	3,000,000	2,649,396
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	3,114,836
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(8)	8,000,000	5,361,690

Total Commercial Mortgage-Backed Securities (identified cost $112,287,110)		$105,848,665

Asset-Backed Securities — 10.3%

Security	Principal Amount	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 6.654%, 7/15/27(4)(8)	$3,500,000	$3,468,511
Series 2015-17A, Class C2, 6.154%, 1/15/28(4)(8)	3,400,000	3,448,953
Series 2015-17A, Class D, 7.654%, 1/15/28(4)(8)	2,000,000	2,008,198
Apidos CLO
Series 2015-21A, Class C, 4.854%, 7/18/27(4)(8)	4,000,000	4,013,130
Series 2015-21A, Class E, 7.754%, 7/18/27(4)(8)	2,000,000	1,875,318
Ares CLO, Ltd.
Series 2015-2A, Class E2, 6.511%, 7/29/26(4)(8)	4,500,000	4,420,804
Series 2015-2A, Class F, 7.811%, 7/29/26(4)(8)	2,000,000	1,890,608
Ares Enhanced Loan Investment Strategy, Ltd.
Series 2013-IRAR, Class D, 6.313%, 7/23/25(4)(8)	3,700,000	3,714,622
Babson CLO, Ltd.
Series 2014-IIA, Class D, 4.904%, 10/17/26(4)(8)	5,000,000	5,003,263

Security	Principal Amount	Value
Bain Capital Credit CLO, Ltd.
Series 2017-2A, Class E, 7.657%, 7/25/30(4)(8)	$2,250,000	$2,191,434
Barings CLO, Ltd.
Series 2017-1A, Class E, 7/18/29(8)(9)	2,900,000	2,757,131
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 4.754%, 7/15/26(4)(8)	4,000,000	4,001,393
Series 2014-1A, Class E1, 6.404%, 7/15/26(4)(8)	1,000,000	949,727
Canyon Capital CLO, Ltd.
Series 2017-1A, Class E, 7/15/30(8)(9)	1,000,000	981,615
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class D, 4.904%, 10/15/26(4)(8)	5,000,000	5,003,962
Series 2015-2A, Class D, 6.617%, 4/27/27(4)(8)	3,000,000	2,979,188
Series 2015-2A, Class E, 7.517%, 4/27/27(4)(8)	1,850,000	1,774,670
Series 2015-5A, Class C, 5.357%, 1/20/28(4)(8)	4,000,000	4,047,943
Series 2015-5A, Class D, 7.407%, 1/20/28(4)(8)	2,000,000	2,005,432
Cent CLO LP
Series 2014-22A, Class C, 4.929%, 11/7/26(4)(8)	5,000,000	5,006,091
Cumberland Park CLO, Ltd.
Series 2015-2A, Class D, 4.707%, 7/20/26(4)(8)	5,000,000	5,012,515
Series 2015-2A, Class F, 7.857%, 7/20/26(4)(8)	2,000,000	1,921,890
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 4.882%, 8/15/28(4)(8)	6,000,000	6,008,205
Series 2015-40A, Class E, 7.132%, 8/15/28(4)(8)	2,500,000	2,503,860
Galaxy CLO, Ltd.
Series 2015-19A, Class C, 4.863%, 1/24/27(4)(8)	5,000,000	5,001,660
Series 2015-19A, Class D, 6.413%, 1/24/27(4)(8)	2,000,000	1,957,584
Series 2015-21A, Class D, 5.207%, 1/20/28(4)(8)	5,000,000	5,012,415
Series 2015-21A, Class E1, 6.907%, 1/20/28(4)(8)	2,500,000	2,490,490
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class D, 4.921%, 5/5/27(4)(8)	4,000,000	4,006,172
Highbridge Loan Management, Ltd.
Series 3A-2014, Class DR, 7.804%, 7/18/29(4)(8)	2,900,000	2,910,209
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class DR, 4.907%, 7/21/30(4)(8)	3,500,000	3,520,257
Series 2015-17A, Class ER, 7.807%, 7/21/30(4)(8)	5,000,000	5,019,813
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class D, 5.607%, 10/20/28(4)(8)	5,000,000	5,058,825
Series 2015-11A, Class E, 8.007%, 10/20/28(4)(8)	2,500,000	2,536,751
Oaktree CLO, Ltd.
Series 2014-1A, Class DR, 7.482%, 5/13/29(4)(8)	3,000,000	2,860,566
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 6.672%, 5/21/27(4)(8)	3,000,000	2,981,343
Series 2015-1A, Class E, 8.172%, 5/21/27(4)(8)	2,000,000	1,969,726
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class D, 5.054%, 7/15/27(4)(8)	5,000,000	5,003,851
Series 2015-1A, Class E2, 7.804%, 7/15/27(4)(8)	3,000,000	3,001,147
Palmer Square CLO, Ltd.
Series 2015-1A, Class DR, 7.372%, 5/21/29(4)(8)	2,000,000	1,934,090
Series 2015-2A, Class CR, 5.007%, 7/20/30(4)(8)	5,000,000	5,000,000
Recette CLO, LLC
Series 2015-1A, Class D, 5.057%, 10/20/27(4)(8)	7,250,000	7,255,899
Series 2015-1A, Class E, 7.007%, 10/20/27(4)(8)	4,500,000	4,509,508
Series 2015-1A, Class F, 8.757%, 10/20/27(4)(8)	2,000,000	1,978,830

Security	Principal Amount	Value
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.057%, 7/20/30(4)(8)	$2,000,000	$1,949,200
Series 2015-2A, Class D, 5.154%, 10/15/27(4)(8)	5,000,000	5,004,801
Series 2017-1A, Class E, 7.724%, 4/18/29(4)(8)	2,000,000	2,011,715

Total Asset-Backed Securities (identified cost $153,113,958)		$159,963,315

Small Business Administration Loans (Interest Only)(10) — 3.8%

Description	Principal Amount	Value
0.657%, 3/15/30	$3,074,941	$88,890
0.73%, 7/15/31	3,635,164	116,761
0.932%, 5/15/42	1,722,750	70,647
0.98%, 4/15/32	1,746,484	77,797
1.132%, 10/14/36	1,731,713	86,253
1.132%, 10/14/36	1,783,078	88,812
1.309%, 4/15/42	1,708,424	101,650
1.309%, 4/15/42	1,379,271	82,065
1.309%, 5/15/42	1,452,848	86,443
1.309%, 6/15/42	1,481,250	88,133
1.309%, 6/15/42	1,535,361	91,352
1.309%, 7/15/42	1,909,500	113,613
1.336%, 9/15/41	2,037,230	123,713
1.382%, 6/15/41	3,348,750	210,358
1.48%, 4/15/34	1,301,456	84,751
1.49%, 7/15/36	1,256,929	82,404
1.507%, 7/15/36	1,424,266	97,561
1.559%, 3/16/42	1,774,229	120,323
1.559%, 3/29/42	3,750,000	254,314
1.559%, 7/15/42	1,126,500	79,826
1.559%, 7/15/42	1,192,275	84,487
1.586%, 8/28/36	1,870,706	130,545
1.586%, 9/3/36	1,530,508	106,805
1.586%, 10/21/36	1,446,407	100,936
1.609%, 12/15/41	854,633	60,505
1.609%, 5/15/42	2,010,000	142,300
1.609%, 5/15/42	2,346,150	166,098
1.609%, 5/15/42	3,115,344	227,841
1.609%, 6/15/42	1,657,500	117,344
1.609%, 6/15/42	2,046,000	144,849
1.609%, 7/15/42	1,304,250	95,386
1.632%, 9/15/41	2,093,955	150,363
1.632%, 6/15/42	1,468,500	108,935
1.682%, 4/15/41	1,531,037	117,052
1.682%, 4/15/41	1,820,626	139,192
1.682%, 7/15/41	2,042,138	151,135
1.682%, 5/15/42	696,000	51,510
1.73%, 10/15/33	1,960,124	149,205
1.732%, 11/21/41	1,314,582	99,043
1.738%, 5/15/36	1,965,121	150,277
1.738%, 5/15/36	1,981,211	151,507

Description	Principal Amount	Value
1.738%, 10/15/36	$1,226,860	$93,820
1.738%, 10/15/36	1,241,369	94,930
1.803%, 11/15/33	1,688,120	133,922
1.809%, 12/21/41	3,056,250	240,502
1.809%, 6/15/42	1,479,000	121,612
1.809%, 6/15/42	1,068,750	87,879
1.809%, 11/15/42	3,750,000	308,348
1.836%, 11/9/36	2,306,551	186,332
1.836%, 2/15/40	1,023,750	85,435
1.859%, 12/28/41	2,378,292	192,325
1.859%, 2/13/42	2,670,000	215,915
1.859%, 4/15/42	2,069,000	174,828
1.859%, 4/15/42	3,148,786	266,069
1.859%, 4/15/42	2,317,175	195,799
1.859%, 5/15/42	1,638,000	133,982
1.859%, 5/15/42	1,737,825	146,844
1.859%, 6/15/42	3,750,000	316,871
1.882%, 11/19/36	1,820,819	150,778
1.882%, 11/24/36	2,185,661	180,990
1.882%, 12/15/36	1,352,759	112,019
1.909%, 2/15/42	1,565,871	131,527
1.909%, 6/15/42	1,740,000	150,982
1.909%, 6/15/42	2,709,000	235,063
1.909%, 6/15/42	1,876,100	162,791
1.909%, 6/15/42	1,702,500	147,728
1.909%, 7/15/42	1,162,500	100,871
1.959%, 11/29/30	1,480,961	126,203
1.959%, 6/15/42	1,271,250	113,197
2.055%, 1/15/38	1,205,715	112,622
2.059%, 5/15/42	2,275,500	206,151
2.059%, 7/15/42	3,082,500	288,488
2.109%, 4/15/33	714,538	66,306
2.109%, 2/15/42	1,582,741	151,725
2.109%, 4/15/42	925,500	85,883
2.109%, 5/15/42	2,092,500	194,176
2.109%, 7/15/42	2,325,000	222,879
2.159%, 5/15/42	2,250,294	220,833
2.159%, 6/15/42	1,956,300	191,982
2.159%, 6/15/42	2,485,615	243,926
2.182%, 11/15/40	957,683	94,983
2.182%, 12/15/40	1,096,187	108,720
2.211%, 5/15/36	1,724,606	167,777
2.232%, 1/15/41	1,580,989	160,396
2.232%, 3/15/41	1,256,239	127,449
2.232%, 7/15/41	1,390,663	141,087
2.232%, 1/15/42	781,134	76,714
2.282%, 11/1/29	1,701,684	168,921
2.309%, 4/15/42	2,577,060	270,470
2.309%, 7/15/42	2,107,500	221,188
2.359%, 1/11/42	2,353,334	241,492
2.359%, 1/16/42	2,009,954	206,255
2.359%, 2/15/42	2,235,171	232,002

Description	Principal Amount	Value
2.359%, 2/23/42	$1,935,000	$198,564
2.359%, 5/15/42	1,410,000	177,372
2.359%, 6/15/42	1,730,250	179,593
2.359%, 6/15/42	1,908,750	198,121
2.359%, 6/15/42	2,037,000	211,432
2.359%, 6/15/42	3,093,750	321,119
2.359%, 6/15/42	2,998,500	321,514
2.359%, 6/15/42	1,912,500	205,068
2.359%, 6/15/42	1,461,000	156,656
2.386%, 7/15/40	1,499,633	162,640
2.405%, 3/15/39	982,486	107,401
2.409%, 1/15/38	2,540,625	278,193
2.409%, 6/15/41	2,218,425	242,913
2.409%, 2/15/42	855,991	93,729
2.409%, 2/15/42	804,884	88,133
2.409%, 4/15/42	1,140,075	124,836
2.409%, 5/15/42	972,750	106,514
2.409%, 5/15/42	1,406,250	153,982
2.409%, 6/15/42	738,375	80,851
2.409%, 6/15/42	1,650,000	180,672
2.409%, 6/15/42	1,270,867	139,157
2.409%, 6/15/42	1,155,610	126,537
2.409%, 6/15/42	1,237,363	135,489
2.409%, 7/15/42	1,263,000	138,296
2.432%, 3/15/41	1,492,532	164,990
2.432%, 1/5/42	1,821,750	192,727
2.432%, 6/15/42	1,814,050	200,532
2.459%, 12/15/26	1,630,860	176,453
2.459%, 6/15/27	1,158,000	129,431
2.482%, 2/23/41	1,178,880	127,280
2.482%, 3/15/41	1,007,652	113,679
2.509%, 5/15/27	1,293,750	142,825
2.557%, 1/15/41	1,181,715	137,345
2.559%, 7/15/42	975,000	113,408
2.586%, 4/15/36	1,546,509	175,968
2.609%, 5/15/27	1,650,000	185,783
2.609%, 5/15/32	961,875	110,419
2.609%, 5/15/33	671,250	79,603
2.609%, 6/15/33	1,178,025	139,701
2.609%, 2/15/42	1,865,182	214,115
2.609%, 3/15/42	3,734,333	442,851
2.609%, 5/15/42	2,369,250	271,980
2.609%, 6/15/42	608,925	69,902
2.609%, 6/15/42	1,788,750	212,126
2.609%, 7/15/42	1,605,000	190,335
2.632%, 4/15/41	1,317,178	157,579
2.636%, 5/15/41	1,496,230	179,272
2.659%, 6/15/36	843,000	101,887
2.659%, 3/15/42	1,811,937	211,989
2.659%, 4/15/42	661,500	79,950
2.659%, 6/15/42	1,387,500	167,696
2.659%, 6/15/42	1,144,500	138,327
2.682%, 2/15/41	1,267,300	149,552

Description	Principal Amount	Value
2.682%, 4/15/41	$1,770,000	$208,874
2.682%, 7/7/41	1,697,527	198,045
2.682%, 9/15/41	1,318,370	160,719
2.682%, 4/15/42	956,250	112,845
2.709%, 5/15/27	1,001,019	123,260
2.709%, 7/15/27	1,551,000	190,981
2.709%, 6/15/34	2,850,000	350,932
2.732%, 8/15/41	1,149,908	138,228
2.732%, 8/15/42	1,261,050	156,597
2.761%, 8/15/40	1,405,178	176,347
2.782%, 8/15/26	897,055	113,434
2.859%, 5/15/32	534,750	67,269
2.859%, 11/14/41	1,443,750	179,555
2.859%, 12/28/41	1,907,038	237,173
2.859%, 1/15/42	2,407,956	310,646
2.859%, 2/15/42	2,193,750	275,965
2.859%, 5/15/42	847,500	106,612
2.859%, 5/15/42	1,053,750	132,558
2.859%, 5/15/42	1,350,000	169,825
2.859%, 5/15/42	2,400,000	301,910
2.859%, 6/15/42	1,188,900	149,559
2.859%, 6/15/42	2,402,250	312,177
2.859%, 6/15/42	1,425,000	185,182
2.859%, 7/15/42	2,014,650	253,435
2.886%, 8/15/40	1,094,179	143,534
2.909%, 11/15/41	893,525	114,368
2.909%, 12/15/41	1,297,670	166,097
2.909%, 6/15/42	876,000	115,829
2.909%, 6/15/42	1,149,000	151,927
2.909%, 6/15/42	720,000	95,202
2.909%, 7/15/42	1,545,000	204,288
2.909%, 7/15/42	1,091,250	144,291
2.909%, 7/15/42	1,185,000	129,755
2.932%, 5/15/34	3,521,605	454,315
2.932%, 2/15/41	1,481,923	197,496
2.932%, 4/15/41	1,238,944	165,114
2.932%, 5/15/41	1,243,292	156,401
2.932%, 9/15/41	1,028,005	132,621
2.932%, 7/15/42	905,250	120,643
2.936%, 7/15/42	3,750,000	500,445
2.959%, 1/15/27	1,800,075	234,363
2.959%, 2/15/27	2,122,500	276,341
2.959%, 4/15/27	894,730	120,339
2.959%, 5/15/27	757,500	101,882
2.959%, 6/15/27	630,000	99,052
2.959%, 6/15/32	1,340,625	180,311
2.982%, 2/15/41	1,286,121	174,325
2.982%, 9/15/41	1,603,500	217,343
2.982%, 9/15/41	1,687,500	228,729
2.982%, 11/15/41	1,338,000	181,357
2.982%, 5/15/42	1,283,390	173,955
2.982%, 7/15/42	732,000	99,217

Description	Principal Amount	Value
2.982%, 7/15/42	$1,318,500	$178,713
2.984%, 5/15/42	1,722,000	254,505
2.984%, 6/15/42	2,581,500	338,941
3.032%, 9/15/23	1,830,520	244,206
3.109%, 12/15/41	1,685,737	230,602
3.109%, 3/15/42	1,050,000	143,636
3.109%, 5/15/42	755,700	105,804
3.109%, 5/15/42	978,000	133,787
3.109%, 5/15/42	1,020,000	139,532
3.109%, 5/15/42	1,167,000	159,641
3.109%, 5/15/42	1,418,400	194,031
3.109%, 6/15/42	562,500	76,948
3.109%, 6/15/42	1,237,500	169,285
3.109%, 8/15/42	1,453,500	198,833
3.128%, 6/15/32	803,900	110,642
3.159%, 4/15/42	1,199,993	172,305
3.159%, 5/15/42	1,133,652	162,779
3.159%, 5/15/42	964,804	138,534
3.159%, 6/15/42	742,500	106,614
3.159%, 6/15/42	1,350,000	193,844
3.159%, 6/15/42	666,000	95,630
3.159%, 6/15/42	637,500	91,537
3.159%, 6/15/42	2,071,875	297,496
3.159%, 7/15/42	1,492,500	214,305
3.159%, 7/15/42	2,250,000	323,073
3.159%, 7/15/42	2,201,250	316,073
3.159%, 7/15/42	1,950,000	279,997
3.159%, 7/15/42	2,748,375	394,634
3.159%, 7/15/42	1,275,000	183,075
3.182%, 7/15/41	608,574	88,020
3.182%, 9/15/41	821,414	118,804
3.186%, 10/15/40	1,817,916	242,605
3.209%, 12/15/26	1,277,948	177,630
3.209%, 7/15/27	1,425,000	207,852
3.209%, 6/15/31	563,925	82,255
3.209%, 7/15/32	770,250	112,349
3.232%, 4/15/42	1,015,425	149,173
3.282%, 6/21/26	1,065,900	152,175
3.282%, 7/15/26	1,101,265	159,032
3.282%, 4/15/27	900,000	134,261
3.282%, 5/15/27	640,000	95,475
3.301%, 2/15/27	574,275	83,764
3.359%, 2/15/42	429,000	63,404
3.359%, 3/15/42	2,100,000	310,372
3.359%, 5/15/42	1,218,750	180,126
3.359%, 7/15/42	2,405,250	355,486
3.409%, 4/15/42	1,575,655	244,151
3.409%, 6/15/42	1,785,000	276,589
3.409%, 6/15/42	998,730	154,755
3.409%, 7/15/42	1,029,000	159,446
3.409%, 12/15/42	999,000	154,797
3.432%, 11/7/39	685,375	102,321

Description	Principal Amount	Value
3.432%, 1/14/42	$1,589,906	$237,360
3.432%, 2/15/42	2,043,078	318,714
3.459%, 3/15/27	596,250	93,745
3.459%, 4/15/27	856,500	134,663
3.459%, 12/15/27	2,175,000	341,964
3.459%, 6/15/30	1,898,850	298,547
3.459%, 5/15/32	1,462,500	229,942
3.459%, 5/15/32	1,314,883	206,732
3.459%, 6/15/32	2,048,475	322,072
3.482%, 5/15/36	833,875	131,977
3.482%, 2/15/41	3,655,879	537,074
3.482%, 4/15/42	1,220,250	193,129
3.482%, 4/15/42	2,416,500	382,459
3.482%, 7/15/42	1,556,250	246,308
3.532%, 4/15/23	508,683	81,666
3.532%, 6/15/26	860,746	138,187
3.532%, 11/15/26	516,588	82,935
3.532%, 12/9/30	1,322,637	203,213
3.559%, 6/15/42	1,467,750	190,737
3.605%, 1/15/42	1,858,770	304,918
3.609%, 5/15/32	1,087,500	172,691
3.609%, 6/15/32	1,732,500	275,114
3.609%, 6/15/32	525,000	86,123
3.609%, 6/15/32	1,304,319	213,964
3.609%, 2/15/42	2,057,059	326,653
3.609%, 5/15/42	667,500	105,996
3.609%, 5/15/42	967,500	153,635
3.609%, 5/15/42	1,095,000	173,882
3.609%, 5/15/42	345,750	54,904
3.609%, 5/15/42	355,500	56,452
3.609%, 6/15/42	990,000	157,208
3.609%, 6/15/42	1,747,500	286,665
3.609%, 6/15/42	362,250	57,524
3.635%, 8/15/41	2,748,512	454,120
3.636%, 2/15/41	940,964	155,513
3.636%, 12/15/41	1,156,024	184,945
3.655%, 7/15/42	1,237,500	205,815
3.659%, 5/15/42	897,614	149,287
3.659%, 5/15/42	638,437	106,182
3.659%, 6/15/42	579,750	96,421
3.659%, 6/15/42	1,327,500	220,783
3.659%, 6/15/42	937,500	155,920
3.659%, 6/15/42	1,474,575	245,244
3.659%, 6/15/42	1,023,000	170,140
3.659%, 6/15/42	862,500	143,447
3.659%, 7/15/42	1,200,000	199,578
3.659%, 7/15/42	1,353,900	225,174
3.682%, 11/15/31	1,233,000	199,756
3.682%, 5/15/41	1,786,232	289,384
3.682%, 10/15/41	2,546,066	426,112
3.682%, 12/15/41	490,833	79,519
3.682%, 2/15/42	609,110	101,941

Description	Principal Amount	Value
3.682%, 5/15/42	$529,240	$88,574
3.709%, 1/15/24	1,148,713	187,465
3.709%, 2/15/24	1,203,813	196,457
3.709%, 3/15/24	1,638,789	267,444
3.709%, 2/15/27	1,044,004	168,080
3.709%, 3/15/27	653,096	110,104
3.709%, 4/15/27	1,024,425	172,706
3.709%, 5/15/27	1,875,000	316,103
3.709%, 5/15/27	771,168	130,010
3.709%, 5/15/27	739,875	124,734
3.709%, 6/15/27	1,443,750	243,399
3.709%, 6/15/27	540,000	91,038
3.709%, 6/15/27	1,331,250	224,433
3.709%, 6/15/27	1,263,750	213,053
3.709%, 7/15/27	1,080,000	182,075
3.709%, 7/15/27	1,162,500	195,984
3.709%, 7/15/27	1,788,750	301,562
3.709%, 10/15/30	720,975	123,940
3.709%, 4/15/31	551,250	92,934
3.709%, 6/15/34	815,440	137,473
3.709%, 5/15/42	555,000	93,566
3.732%, 3/15/27	1,015,500	166,753
3.732%, 5/15/27	1,203,750	197,665
3.732%, 12/15/36	1,363,303	231,261
3.732%, 1/15/37	1,902,400	322,710
3.732%, 2/15/41	1,828,786	310,222
3.732%, 3/15/41	1,335,001	226,460
3.732%, 11/15/41	2,371,985	402,367
3.732%, 4/15/42	536,376	90,987
3.782%, 10/15/23	834,534	138,873
3.782%, 11/15/26	2,455,858	408,675
3.782%, 2/15/27	669,128	115,027
3.782%, 3/15/27	461,126	79,270
3.782%, 4/15/27	579,063	99,544
3.782%, 5/15/27	969,209	166,613
3.782%, 10/15/27	766,885	131,832
3.782%, 4/15/32	1,154,850	198,526
4.709%, 6/15/27	2,625,000	442,544

Total Small Business Administration Loans (Interest Only) (identified cost $59,490,732)		$59,649,864

Senior Floating-Rate Loans — 2.3%(11)
Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Drugs — 0.3%
Valeant Pharmaceuticals International, Inc., Term Loan, 5.98%, Maturing 4/1/22		$3,914	$3,990,515

			$3,990,515

Electronics/Electrical — 0.6%
Sensata Technologies B.V., Term Loan, 3.47%, Maturing 10/14/21		$9,325	$9,417,482

			$9,417,482

Equipment Leasing — 0.6%
Delos Finance S.a.r.l., Term Loan, 3.55%, Maturing 10/6/23		$10,000	$10,038,750

			$10,038,750

Food Service — 0.2%
Aramark Services, Inc., Term Loan, 3.23%, Maturing 3/28/24		$3,042	$3,067,569

			$3,067,569

Lodging and Casinos — 0.4%
Hilton Worldwide Finance, LLC, Term Loan, 3.23%, Maturing 10/25/23		$5,742	$5,773,781

			$5,773,781

Oil and Gas — 0.2%
MEG Energy Corp., Term Loan, 4.73%, Maturing 12/31/23		$3,942	$3,928,563

			$3,928,563

Total Senior Floating-Rate Loans (identified cost $36,119,938)			$36,216,660

Foreign Government Bonds — 31.4%

Security	Principal Amount (000’s omitted)		Value
Australia — 1.3%
Australia Government Bond, 3.00%, 3/21/47(12)	AUD	28,508	$20,621,000

Total Australia			$20,621,000

Dominican Republic — 1.2%
Dominican Republic, 10.375%, 3/4/22(12)	DOP	264,300	$5,651,616
Dominican Republic, 10.40%, 5/10/19(12)	DOP	181,700	3,869,507
Dominican Republic, 14.00%, 6/8/18(12)	DOP	257,200	5,611,754
Dominican Republic, 15.00%, 4/5/19(12)	DOP	51,300	1,175,162
Dominican Republic, 15.95%, 6/4/21(12)	DOP	12,200	305,667
Dominican Republic, 16.00%, 7/10/20(12)	DOP	41,700	1,015,171
Dominican Republic, 16.95%, 2/4/22(12)	DOP	30,000	791,708

Total Dominican Republic			$18,420,585

Iceland — 2.6%
Republic of Iceland, 5.00%, 11/15/28	ISK	519,793	$5,131,007
Republic of Iceland, 6.50%, 1/24/31	ISK	1,872,563	21,149,155
Republic of Iceland, 8.00%, 6/12/25	ISK	1,223,392	14,390,126

Total Iceland			$40,670,288

Security	Principal Amount (000’s omitted)		Value
Indonesia — 4.0%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	773,685,000	$61,681,694

Total Indonesia			$61,681,694

Japan — 6.7%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(13)	JPY	2,853,200	$26,845,883
Japan Government CPI Linked Bond, 0.10%, 3/10/25(13)	JPY	5,288,656	49,746,804
Japan Government CPI Linked Bond, 0.10%, 3/10/26(13)	JPY	2,904,176	27,357,130

Total Japan			$103,949,817

New Zealand — 5.4%
New Zealand Government Bond, 2.00%, 9/20/25(12)(13)	NZD	42,135	$32,205,308
New Zealand Government Bond, 3.00%, 9/20/30(12)(13)	NZD	60,971	51,263,520

Total New Zealand			$83,468,828

Peru — 3.1%
Peru Government Bond, 5.20%, 9/12/23	PEN	151,026	$47,886,124

Total Peru			$47,886,124

Russia — 2.1%
Russia Government Bond, 6.40%, 5/27/20	RUB	766,187	$12,359,715
Russia Government Bond, 7.60%, 7/20/22	RUB	38,401	636,805
Russia Government Bond, 7.75%, 9/16/26	RUB	169,370	2,849,688
Russia Government Bond, 8.50%, 9/17/31	RUB	948,127	16,848,720

Total Russia			$32,694,928

Serbia — 1.2%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,877,300	$18,917,489

Total Serbia			$18,917,489

Sri Lanka — 0.8%
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	14,000	$91,223
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	26,000	170,312
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	342,000	2,245,827
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	771,682
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,508,691
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	251,000	1,598,827
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	513,086
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	111,000	743,640
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	563,000	3,796,343
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	97,000	646,788

Total Sri Lanka			$13,086,419

Suriname — 0.3%
Republic of Suriname, 9.25%, 10/26/26(12)	USD	4,988	$5,125,170

Total Suriname			$5,125,170

Thailand — 2.7%
Thailand Government Bond, 1.25%, 3/12/28(12)(13)	THB	1,479,170	$41,834,036

Total Thailand			$41,834,036

Total Foreign Government Bonds (identified cost $467,571,966)			$488,356,378

Foreign Corporate Bonds — 0.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.1%
Banco Hipotecario SA, 22.417%, 1/12/20(4)(12)	ARS	8,500	$479,525
YPF SA, 24.104%, 7/7/20(4)(12)	USD	525	534,014

Total Argentina			$1,013,539

Total Foreign Corporate Bonds (identified cost $1,117,279)			$1,013,539

U.S. Treasury Obligations — 7.1%

Security	Principal Amount		Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(7)(14)		$111,378,106	$110,129,557

Total U.S. Treasury Obligations (identified cost $111,572,478)			$110,129,557

Common Stocks — 0.4%

Security	Shares		Value
Iceland — 0.4%
Eik Fasteignafelag HF(15)		3,180,300	$323,734
Eimskipafelag Islands HF		326,400	995,180
Hagar HF		1,861,500	708,777
Marel HF		326,300	1,162,533
Reginn HF(15)		1,843,700	462,042
Reitir Fasteignafelag HF		1,090,500	996,938
Siminn HF		13,922,800	554,752
Sjova-Almennar Tryggingar HF		2,002,600	353,343
Vatryggingafelag Islands HF		9,928,400	979,846

Total Iceland			$6,537,145

Total Common Stocks (identified cost $7,166,705)			$6,537,145

Closed-End Funds — 4.9%

Security	Shares		Value
BlackRock Corporate High Yield Fund, Inc.		1,000,336	$11,343,810
BlackRock Multi-Sector Income Trust		675,742	12,487,712
Brookfield Real Assets Income Fund, Inc.		419,101	10,024,896
First Trust High Income Long/Short Fund		177,401	3,045,975
MFS Multimarket Income Trust		1,093,200	6,777,840
Nuveen Global High Income Fund		456,000	7,907,040
Nuveen Mortgage Opportunity Term Fund		324,311	8,305,605

Security	Shares	Value
Prudential Global Short Duration High Yield Fund, Inc.	293,307	$4,431,869
Wells Fargo Income Opportunities Fund	669,620	5,885,960
Western Asset High Income Opportunity Fund, Inc.	1,288,797	6,663,080

Total Closed-End Funds (identified cost $74,616,884)		$76,873,787

Other — 1.0%

Security	Shares	Value
Reinsurance — 1.0%
Altair V Reinsurance(15)(16)(17)(18)	5,000	$5,153,500
Eden Re II, Ltd.(8)(15)(16)	10,000,000	10,371,000

Total Other (identified cost $15,000,000)		$15,524,500

Currency Options Purchased — 0.0%(19)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	Bank of America, N.A.	USD	164,400	CNH	7.28	8/1/17	$3,781
Put CNH/Call USD	BNP Paribas	USD	35,500	CNH	7.12	3/8/18	115,020
Put CNH/Call USD	Deutsche Bank AG	USD	20,485	CNH	7.15	3/12/18	60,964
Put CNH/Call USD	Standard Chartered Bank	USD	40,205	CNH	7.12	3/8/18	131,068
Put IDR/Call USD	Standard Chartered Bank	USD	29,000	IDR	14,190.00	11/20/17	111,737

Total Currency Options Purchased (identified cost $4,225,301)							$422,570

Call Options Purchased — 0.2%
Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Euro Stoxx 50 Index Futures 5/2022	Goldman Sachs International		4,258	EUR	3,100.00	5/3/22	$2,380,021

Total Call Options Purchased (identified cost $2,733,808)							$2,380,021

Put Options Purchased — 0.0%(19)
Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
E-mini S&P 500 Index Futures 9/2017	Exchange-Traded		600	USD	2,425.00	9/15/17	$510,000

Total Put Options Purchased (identified cost $557,925)							$510,000

Short-Term Investments — 3.5%

Foreign Government Securities — 1.3%

Security	Principal Amount (000’s omitted)		Value
Czech Republic — 0.7%
Czech Republic Ministry of Finance Bill, 0.00%, 8/25/17	CZK	233,000	$10,575,432

Total Czech Republic			$10,575,432

Egypt — 0.6%
Egypt Treasury Bill, 0.00%, 10/3/17	EGP	124,550	$6,755,205
Egypt Treasury Bill, 0.00%, 1/2/18	EGP	64,900	3,339,762

Total Egypt			$10,094,967

Total Foreign Government Securities (identified cost $19,384,795)			$20,670,399

U.S. Treasury Obligations — 0.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 9/28/17(7)	$9,000	$8,985,933

Total U.S. Treasury Obligations (identified cost $8,986,122)		$8,985,933

Other — 1.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(20)	24,555,549	$24,560,460

Total Other (identified cost $24,560,460)		$24,560,460

Total Short-Term Investments (identified cost $52,931,377)		$54,216,792

Total Investments — 97.2% (identified cost $1,512,673,021)		$1,511,789,571

Put Options Written — (0.0)%(19)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
E-mini S&P 500 Index Futures 9/2017	Exchange-Traded	600	USD	2,350.00	9/15/17	$(255,000)

Total Put Options Written (premiums received $287,925)						$(255,000)

Currency Options Written — (0.0)%(19)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD	35,500	CNH	7.12	3/8/18	$(115,020)
Put CNH/Call USD	Deutsche Bank AG	USD	10,200	CNH	7.15	3/12/18	(30,356)
Put CNH/Call USD	Deutsche Bank AG	USD	10,285	CNH	7.15	3/12/18	(30,608)
Put CNH/Call USD	Nomura International PLC	USD	164,400	CNH	7.28	8/1/17	(3,781)
Put CNH/Call USD	Standard Chartered Bank	USD	40,205	CNH	7.12	3/8/18	(131,068)

Total Currency Options Written (premiums received $1,020,426)							$(310,833)

Other Assets, Less Liabilities — 2.8%							$43,368,835

Net Assets — 100.0%							$1,554,592,573

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2017.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2017.

(6)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2017.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $255,379,148 or 16.4% of the Portfolio’s net assets.

(9)	When-issued security. For a variable rate security, interest rate will be determined after July 31, 2017.

(10)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $170,483,158 or 11.0% of the Portfolio’s net assets.

(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(14)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(15)	Non-income producing security.

(16)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(17)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(18)	Restricted security.

(19)	Amount is less than 0.05% or (0.05)%, as applicable.

(20)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $587,036.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KES	177,919,000	USD	1,623,349	Citibank, N.A.	8/1/17	$87,740	$—
KES	74,614,000	USD	717,926	Citibank, N.A.	8/1/17	—	(345)
KES	103,305,000	USD	993,986	Citibank, N.A.	8/1/17	—	(478)
USD	1,711,912	KES	177,919,000	Citibank, N.A.	8/1/17	823	—
USD	715,585	KES	74,614,000	Citibank, N.A.	8/1/17	—	(1,996)
USD	990,460	KES	103,305,000	Citibank, N.A.	8/1/17	—	(3,048)
USD	4,923,999	THB	165,114,000	Standard Chartered Bank	8/3/17	—	(37,934)
SEK	246,767,000	EUR	25,632,670	Citibank, N.A.	8/4/17	220,227	—
CZK	419,731,000	EUR	15,924,538	Goldman Sachs International	8/7/17	200,433	—
EUR	16,112,514	CZK	419,731,000	Citibank, N.A.	8/7/17	22,152	—
PEN	151,468,569	USD	46,620,058	State Street Bank and Trust Company	8/7/17	98,602	—
RUB	530,530,801	USD	8,804,029	Goldman Sachs International	8/7/17	60,834	—
USD	25,684,400	PEN	83,448,615	State Street Bank and Trust Company	8/7/17	—	(54,323)
USD	8,842,917	RUB	530,530,801	Deutsche Bank AG	8/7/17	—	(21,947)
SEK	68,590,000	EUR	7,100,671	UBS AG	8/9/17	89,875	—
AUD	34,000,000	USD	25,267,950	Goldman Sachs International	8/11/17	1,929,015	—
USD	19,423,399	AUD	26,280,687	Goldman Sachs International	8/11/17	—	(1,598,805)
IDR	200,438,700,000	USD	14,989,433	Bank of America, N.A.	8/14/17	40,861	—
USD	7,201,160	IDR	96,603,561,650	Barclays Bank PLC	8/14/17	—	(42,850)
USD	17,495,103	IDR	234,696,800,000	Barclays Bank PLC	8/14/17	—	(104,104)
USD	6,305,903	IDR	84,612,600,000	Deutsche Bank AG	8/14/17	—	(38,941)
USD	15,320,092	IDR	205,565,000,000	Deutsche Bank AG	8/14/17	—	(94,608)
JPY	3,241,430,000	USD	29,322,797	Goldman Sachs International	8/17/17	97,794	—
USD	29,631,868	JPY	3,241,430,000	Goldman Sachs International	8/17/17	211,276	—
RUB	200,000,000	USD	3,337,227	Deutsche Bank AG	8/22/17	—	(4,776)
USD	961,808	RUB	57,532,000	Goldman Sachs International	8/22/17	3,195	—
USD	18,352,931	RUB	1,104,488,567	Goldman Sachs International	8/22/17	—	(50,340)
USD	8,776,793	RUB	530,530,801	Goldman Sachs International	8/22/17	—	(63,047)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,261,877	RUB	620,587,000	HSBC Bank USA, N.A.	8/22/17	$—	$(78,503)
INR	374,275,000	USD	5,749,232	BNP Paribas	8/28/17	71,583	—
INR	249,500,000	USD	3,836,691	Citibank, N.A.	8/28/17	43,594	—
INR	211,852,000	USD	3,263,278	Deutsche Bank AG	8/28/17	31,496	—
USD	36,414,788	NZD	51,510,000	Morgan Stanley & Co. International PLC	9/7/17	—	(2,244,150)
USD	22,742,313	NZD	32,174,580	Standard Chartered Bank	9/7/17	—	(1,405,137)
USD	2,127,644	EUR	1,850,602	JPMorgan Chase Bank, N.A.	9/8/17	—	(67,322)
USD	1,278,490	EUR	1,110,340	Standard Chartered Bank	9/8/17	—	(38,465)
USD	1,496,422	EUR	1,295,412	Standard Chartered Bank	9/8/17	—	(40,044)
USD	7,683,085	EUR	6,719,214	Standard Chartered Bank	9/8/17	—	(286,456)
USD	32,127,451	EUR	28,708,550	Standard Chartered Bank	9/8/17	—	(1,923,253)
AUD	14,940,000	USD	11,408,333	Australia and New Zealand Banking Group Limited	9/11/17	537,840	—
USD	31,656,819	NZD	43,855,000	Australia and New Zealand Banking Group Limited	9/11/17	—	(1,254,601)
USD	34,613,664	NZD	47,888,897	Deutsche Bank AG	9/11/17	—	(1,325,034)
SEK	105,074,000	EUR	10,754,347	UBS AG	9/12/17	285,453	—
USD	7,358,709	EUR	6,573,797	JPMorgan Chase Bank, N.A.	9/14/17	—	(441,013)
USD	9,854,780	EUR	8,628,800	JPMorgan Chase Bank, N.A.	9/15/17	—	(383,756)
ARS	445,000,000	USD	24,423,710	Citibank, N.A.	9/26/17	—	(22,998)
USD	16,381,990	EUR	14,257,607	Standard Chartered Bank	9/28/17	—	(547,926)
CZK	606,082,154	EUR	23,338,230	JPMorgan Chase Bank, N.A.	10/4/17	—	(83,587)
CZK	419,731,000	EUR	16,135,277	Citibank, N.A.	10/11/17	—	(25,428)
USD	104,790,969	JPY	11,664,701,944	Standard Chartered Bank	10/23/17	—	(1,416,723)
USD	8,280,321	THB	277,693,000	Deutsche Bank AG	11/10/17	—	(67,789)
USD	10,141,456	THB	356,675,000	Deutsche Bank AG	11/10/17	—	(581,041)
USD	5,991,946	THB	211,276,000	Standard Chartered Bank	11/10/17	—	(359,512)
CNH	50,976,000	USD	7,237,311	Bank of America, N.A.	11/13/17	300,903	—
USD	7,336,788	CNH	50,976,000	Bank of America, N.A.	11/13/17	—	(201,426)
USD	8,012,900	THB	285,740,000	Deutsche Bank AG	11/16/17	—	(577,283)
USD	1,515,216	THB	53,972,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(107,340)
CNH	27,780,000	USD	3,908,272	Citibank, N.A.	1/12/18	185,754	—
USD	3,856,191	CNH	27,780,000	Citibank, N.A.	1/12/18	—	(237,835)
CNH	92,564,000	USD	13,022,510	Australia and New Zealand Banking Group Limited	1/17/18	615,060	—
CNH	59,881,000	USD	8,423,385	Goldman Sachs International	1/17/18	398,958	—
CNH	34,002,000	USD	4,792,247	HSBC Bank USA, N.A.	1/17/18	217,310	—
CNH	25,882,000	USD	3,644,839	HSBC Bank USA, N.A.	1/17/18	168,389	—
USD	12,962,330	CNH	92,564,000	Australia and New Zealand Banking Group Limited	1/17/18	—	(675,240)
USD	8,391,984	CNH	59,881,000	Goldman Sachs International	1/17/18	—	(430,359)
USD	8,392,404	CNH	59,884,000	HSBC Bank USA, N.A.	1/17/18	—	(430,381)
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(1,206,984)
USD	15,793,843	OMR	6,515,750	BNP Paribas	9/4/18	—	(812,764)
USD	16,268,630	OMR	6,713,250	BNP Paribas	9/17/18	—	(826,600)
USD	10,902,074	OMR	4,520,000	BNP Paribas	12/19/18	—	(537,552)
USD	11,810,934	OMR	4,666,500	BNP Paribas	4/8/19	85,495	—
USD	11,808,558	OMR	4,664,971	Standard Chartered Bank	4/24/19	99,213	—
USD	7,916,361	OMR	3,237,000	BNP Paribas	7/3/19	—	(171,707)
USD	4,984,721	OMR	2,039,000	BNP Paribas	7/15/19	—	(106,015)
USD	926,925	OMR	378,000	BNP Paribas	7/17/19	—	(16,698)

						$6,103,875	$(21,048,464)

Forward Volatility Agreements

Reference Entity	Counterparty	Expiration(1)	Notional Amount (000’s omitted)	Net Unrealized Depreciation
Straddle swaption on floating rate (3-month USD-LIBOR-BBA) versus fixed rate interest rate swap, maturing June 11, 2055, 5 year term	Bank of America, N.A.	6/10/20	$35,000	$(319,025)

				$(319,025)

(1)	At the expiration date, the Portfolio will purchase from the counterparty a swaption straddle (i.e. a receiver swaption and a payer swaption) with interest rate component to be determined at a future date.

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
8/3/17	COP	10,642,700	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$3,564,039	$10,133
8/8/17	COP	5,242,400	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	1,755,580	25
8/10/17	COP	9,994,600	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	3,347,002	1,583
8/11/17	COP	8,328,800	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	2,789,157	10,540
8/14/17	COP	9,431,500	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	3,158,431	16,215
8/14/17	COP	4,965,300	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	1,662,785	8,352
8/14/17	COP	8,328,800	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	2,789,157	(1,464)
8/16/17	COP	9,994,600	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	3,347,002	(2,062)
8/17/17	COP	9,994,600	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	3,347,002	(2,152)
8/18/17	COP	6,663,000	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	2,231,312	(7,187)

						$33,983

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
Gold	208	Long	Dec-17	$26,087,976	$26,486,720	$398,744
Interest Rate Futures
CME 90-Day Eurodollar	2,285	Short	Jun-18	(564,764,079)	(562,167,125)	2,596,954
CME 90-Day Eurodollar	2,490	Short	Jun-19	(610,734,750)	(611,077,125)	(342,375)
Euro-Buxl	180	Short	Sep-17	(34,683,198)	(34,545,190)	138,008
Japan 10-Year Bond	95	Short	Sep-17	(129,744,432)	(129,395,437)	348,995
U.S. 10-Year Deliverable Interest Rate Swap	899	Short	Sep-17	(92,021,079)	(91,641,813)	379,266

						$3,519,592

CME: Chicago Mercantile Exchange.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation
BNP Paribas	$16,000	Receives	Return on CPI-U (NSA)	Pays	1.75%	6/22/26	$505,202
Goldman Sachs International	5,000	Receives	Return on CPI-U (NSA)	Pays	1.91	3/23/26	62,484
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	4/1/26	384,931

							$952,617

CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	USD	4,000	Receives	3-month USD-LIBOR-BBA	1.66%	2/24/19	$(27,327)
CME Group, Inc.	USD	1,000	Receives	3-month USD-LIBOR-BBA	1.77	3/28/19	(8,441)
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.79	9/21/45	5,916,966
CME Group, Inc.	USD	45,000	Pays	3-month USD-LIBOR-BBA	2.52	10/28/45	65,511
CME Group, Inc.	USD	55,000	Pays	3-month USD-LIBOR-BBA	2.52	10/28/45	80,069
LCH.Clearnet	HUF	2,125,500	Receives	6-month HUF BUBOR	1.92	7/28/26	229,119
LCH.Clearnet	HUF	1,495,700	Receives	6-month HUF BUBOR	1.94	8/1/26	61,709
LCH.Clearnet	HUF	1,450,029	Receives	6-month HUF BUBOR	1.89	9/21/26	117,060
LCH.Clearnet	HUF	587,850	Receives	6-month HUF BUBOR	1.93	9/21/26	38,590
LCH.Clearnet	HUF	573,154	Receives	6-month HUF BUBOR	1.94	9/21/26	36,596

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	583,931	Receives	6-month HUF BUBOR	2.14%		10/13/26	$(1,581)
LCH.Clearnet	HUF	593,728	Receives	6-month HUF BUBOR	2.09		10/19/26	10,983
LCH.Clearnet	HUF	891,572	Receives	6-month HUF BUBOR	2.09		10/19/26	16,575
LCH.Clearnet	HUF	647,027	Receives	6-month HUF BUBOR	2.04		10/20/26	23,925
LCH.Clearnet	HUF	891,572	Receives	6-month HUF BUBOR	2.04		10/20/26	32,968
LCH.Clearnet	HUF	707,985	Receives	6-month HUF BUBOR	2.06		10/28/26	22,911
LCH.Clearnet	HUF	285,989	Receives	6-month HUF BUBOR	2.08		10/28/26	7,731
LCH.Clearnet	HUF	428,517	Receives	6-month HUF BUBOR	2.09		11/2/26	11,259
LCH.Clearnet	HUF	286,920	Receives	6-month HUF BUBOR	2.18		11/3/26	(2,116)
LCH.Clearnet	HUF	1,547,321	Receives	6-month HUF BUBOR	2.13		11/4/26	15,256
LCH.Clearnet	HUF	281,331	Receives	6-month HUF BUBOR	2.15		11/7/26	1,464
LCH.Clearnet	HUF	279,468	Receives	6-month HUF BUBOR	2.12		11/8/26	4,576
LCH.Clearnet	HUF	769,469	Receives	6-month HUF BUBOR	2.14		11/10/26	5,848
LCH.Clearnet	JPY	497,770	Receives	6-month JPY-LIBOR-BBA	0.61		12/19/46	270,009
LCH.Clearnet	JPY	412,230	Receives	6-month JPY-LIBOR-BBA	0.62		12/19/46	214,982
LCH.Clearnet	JPY	1,401,960	Receives	6-month JPY-LIBOR-BBA	0.78		12/19/46	164,273
LCH.Clearnet	JPY	1,363,900	Receives	6-month JPY-LIBOR-BBA	0.85		6/19/47	(55,820)
LCH.Clearnet	JPY	1,364,000	Receives	6-month JPY-LIBOR-BBA	0.86		6/19/47	(65,992)
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill	4.03		11/26/17	744,854
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill	4.02		11/27/17	282,095
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill	3.96		11/28/17	511,006
LCH.Clearnet	NZD	17,611	Pays	3-month NZD Bank Bill	4.05		6/16/25	901,530
LCH.Clearnet	NZD	10,700	Pays	3-month NZD Bank Bill	4.05		6/16/25	548,092
LCH.Clearnet	PLN	30,010	Pays	6-month PLN WIBOR	2.23		7/28/26	(407,381)
LCH.Clearnet	PLN	21,649	Pays	6-month PLN WIBOR	2.22		8/1/26	(225,943)
LCH.Clearnet	PLN	7,837	Pays	6-month PLN WIBOR	2.28		9/21/26	(75,397)
LCH.Clearnet	PLN	8,033	Pays	6-month PLN WIBOR	2.30		9/21/26	(73,333)
LCH.Clearnet	PLN	20,964	Pays	6-month PLN WIBOR	2.30		9/21/26	(191,381)
LCH.Clearnet	PLN	8,288	Pays	6-month PLN WIBOR	2.49		10/13/26	(38,924)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR	2.46		10/19/26	(70,025)
LCH.Clearnet	PLN	8,425	Pays	6-month PLN WIBOR	2.47		10/19/26	(44,618)
LCH.Clearnet	PLN	9,248	Pays	6-month PLN WIBOR	2.43		10/20/26	(58,165)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR	2.44		10/20/26	(75,449)
LCH.Clearnet	PLN	10,411	Pays	6-month PLN WIBOR	2.46		10/28/26	(58,877)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR	2.47		10/28/26	(22,527)
LCH.Clearnet	PLN	6,247	Pays	6-month PLN WIBOR	2.50		10/31/26	(29,409)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR	2.56		11/2/26	(13,574)
LCH.Clearnet	PLN	22,905	Pays	6-month PLN WIBOR	2.51		11/4/26	(101,440)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR	2.54		11/7/26	(15,851)
LCH.Clearnet	PLN	4,165	Pays	6-month PLN WIBOR	2.50		11/8/26	(19,986)
LCH.Clearnet	PLN	11,509	Pays	6-month PLN WIBOR	2.52		11/10/26	(50,852)
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA	2.78		9/21/45	(5,607,226)
LCH.Clearnet	USD	45,000	Receives	3-month USD-LIBOR-BBA	2.50		10/28/45	138,389
LCH.Clearnet	USD	55,000	Receives	3-month USD-LIBOR-BBA	2.50		10/28/45	169,142
LCH.Clearnet(1)	USD	11,693	Receives	3-month USD-LIBOR-BBA	2.50	(2)	9/20/47	14,770

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	USD	3,500	Receives	3-month USD-LIBOR-BBA	2.55%	6/11/55	$102,804
LCH.Clearnet(1)	USD	3,500	Receives	3-month USD-LIBOR-BBA	2.75	7/27/55	(18,763)

							$3,400,664

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Limited	KRW	29,000,000	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.45%	10/31/21	$306,221
Bank of America, N.A.	KRW	7,180,658	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	110,415
BNP Paribas	KRW	23,684,950	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	363,058
BNP Paribas	KRW	3,597,500	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.83	1/17/27	19,229
BNP Paribas	KRW	2,445,925	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	65,941
Citibank, N.A.	KRW	5,321,500	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	1/17/27	26,296
Goldman Sachs International	INR	1,912,500	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.12	6/19/22	(59,205)
Goldman Sachs International	RUB	1,405,144	Pays	3-month Moscow Prime Offered Rate	10.16	3/18/20	1,522,250
JPMorgan Chase Bank, N.A.	INR	505,065	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.16	6/21/22	(2,640)
Nomura International PLC	KRW	2,386,075	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	64,328
Standard Chartered Bank	INR	1,498,200	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.13	6/19/22	(36,367)

							$2,379,526

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Depreciation
Deutsche Bank AG	3-month ZAR JIBAR + 50 bp on ZAR 227,640,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	7/29/19/ 7/29/22	$(170,416)

				$(170,416)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Currency Abbreviations:

ARS	-	Argentine Peso

AUD	-	Australian Dollar

CNH	-	Yuan Renminbi Offshore

COP	-	Colombian Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

THB	-	Thai Baht

USD	-	United States Dollar

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at July 31, 2017 were $16,161,517 or 1.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options and swaptions activity for the fiscal year to date ended July 31, 2017 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Notional Amount - Swaptions (000’s omitted)	Premiums Received
Currency		EUR	USD	USD	USD
Outstanding, beginning of period	—	—	75,000	240,000	6,799,324
Options written	600	33,993	435,106	400,000	6,130,677
Options terminated in closing purchase transactions	—	—	—	(240,000)	(1,520,000)
Options exercised	—	—	(99,441)	—	(7,947,440)
Options expired	—	(33,993)	(150,075)	(400,000)	(2,154,210)

Outstanding, end of period	600	—	260,590	—	1,308,351

EUR	-	Euro

USD	-	United States Dollar

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: During the fiscal year to date ended July 31, 2017, the Portfolio entered into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including forward volatility agreements, non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps, cross-currency swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures contracts*	$398,744	$—

Total		$398,744	$—

Equity Price	Options purchased	$2,890,021	$—
Equity Price	Options written	—	(255,000)

Total		$2,890,021	$(255,000)

Foreign Exchange	Currency options purchased	$422,570	$—
Foreign Exchange	Currency options written	—	(310,833)
Foreign Exchange	Forward foreign currency exchange contracts	6,103,875	(21,048,464)

Total		$6,526,445	$(21,359,297)

Interest Rate	Cross-currency swaps	$—	$(170,416)
Interest Rate	Financial futures contracts*	3,463,223	(342,375)
Interest Rate	Forward volatility agreements	—	(319,025)
Interest Rate	Inflation swaps	952,617	—
Interest Rate	Interest rate swaps	2,477,738	(98,212)
Interest Rate	Interest rate swaps (centrally cleared)	10,761,062	(7,360,398)
Interest Rate	Non-deliverable bond forward contracts	46,848	(12,865)

Total		$17,701,488	$(8,303,291)

*	For futures contracts, amount represents cumulative unrealized appreciation or (depreciation).

Restricted Securities

At July 31, 2017, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Other
Altair V Reinsurance	12/22/2016	5,000	$5,000,000	$5,153,500

Total Restricted Securities			$5,000,000	$5,153,500

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,579,091,485

Gross unrealized appreciation	$52,450,769
Gross unrealized depreciation	(98,629,565)

Net unrealized depreciation	$(46,178,796)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Collateralized Mortgage Obligations	$—	$354,921,736	$—	$354,921,736
Mortgage Pass-Throughs	—	39,225,042	—	39,225,042
Commercial Mortgage-Backed Securities	—	105,848,665	—	105,848,665
Asset-Backed Securities	—	159,963,315	—	159,963,315
Small Business Administration Loans (Interest Only)	—	59,649,864	—	59,649,864
Senior Floating-Rate Loans	—	36,216,660	—	36,216,660
Foreign Government Bonds	—	488,356,378	—	488,356,378
Foreign Corporate Bonds	—	1,013,539	—	1,013,539
U.S. Treasury Obligations	—	110,129,557	—	110,129,557
Common Stocks	6,537,145	—	—	6,537,145
Closed-End Funds	76,873,787	—	—	76,873,787
Other	—	10,371,000	5,153,500	15,524,500
Currency Options Purchased	—	422,570	—	422,570
Call Options Purchased	—	2,380,021	—	2,380,021
Put Options Purchased	510,000	—	—	510,000
Short-Term Investments —
Foreign Government Securities	—	20,670,399	—	20,670,399
U.S. Treasury Obligations	—	8,985,933	—	8,985,933
Other	—	24,560,460	—	24,560,460
Total Investments	$83,920,932	$1,422,715,139	$5,153,500	$1,511,789,571
Forward Foreign Currency Exchange Contracts	$—	$6,103,875	$—	$6,103,875
Non-deliverable Bond Forward Contracts	—	46,848	—	46,848
Futures Contracts	3,861,967	—	—	3,861,967
Swap Contracts	—	14,191,417	—	14,191,417
Total	$87,782,899	$1,443,057,279	$5,153,500	$1,535,993,678

Liability Description	Level 1	Level 2	Level 3*	Total
Put Options Written	$(255,000)	$—	$—	$(255,000)
Currency Options Written	—	(310,833)	—	(310,833)
Forward Foreign Currency Exchange Contracts	—	(21,048,464)	—	(21,048,464)
Forward Volatility Agreements	—	(319,025)	—	(319,025)
Non-deliverable Bond Forward Contracts	—	(12,865)	—	(12,865)
Futures Contracts	(342,375)	—	—	(342,375)
Swap Contracts	—	(7,629,026)	—	(7,629,026)
Total	$(597,375)	$(29,320,213)	$—	$(29,917,588)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of a swaption straddle (i.e. a receiver swaption and a payer swaption with the same expiration date) on an underlying floating-rate versus fixed rate reference entity. The fixed rate shall equal the prevailing at-the-money forward rate of the benchmark swap at determination date. Changes in the value of the agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying reference entity.

Derivatives. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017